Financial assets and liabilities - Contracted undiscounted cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Within one year or on demand
Financial assets and liabilities
Borrowings	$ 402	$ 363
Derivative financial instruments	104	17
Trade and other payables	1,449	1,519
Between one and three years
Financial assets and liabilities
Borrowings	714	1,328
Derivative financial instruments	26	9
Between three and five years
Financial assets and liabilities
Borrowings	2,112	1,345
Derivative financial instruments		35
Greater than five years
Financial assets and liabilities
Borrowings	$ 5,467	$ 4,426